Debt (Tables)	3 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
Schedule of debt instruments
The table below summarizes the Company's key terms and carrying value of debt as of the periods indicated:

	March 31, 2025				December 31, 2024
	Outstanding Borrowings (in thousands)	Contractual Weighted Avg Interest Rate	Maturity Range		Outstanding Borrowings (in thousands)
			From	To
Secured Debt Financings
Asset-backed securitization ("ABS") term notes	$1,618,067	3.64%	February 2028	February 2035	$3,032,700
Asset-backed securitization warehouse	60,000	5.95%	January 2031	January 2031	60,000
Total secured debt financings	1,678,067				3,092,700
Unsecured Debt Financings
Senior notes	1,800,000	2.82%	April 2026	March 2032	1,800,000
Credit facility:
Revolving credit tranche	860,000	5.73%	July 2029	July 2029	1,085,000
Term loan tranche	1,645,000	5.73%	July 2029	July 2029	1,680,000
Total unsecured debt financings	4,305,000				4,565,000
Total debt financings	$5,983,067				$7,657,700
Unamortized debt costs	(38,177)				(48,743)
Unamortized debt premium & discounts	(2,468)				(3,237)
Debt, net of unamortized costs	$5,942,422				$7,605,720
The following table summarizes the Company's outstanding fixed-rate and floating-rate debt as of March 31, 2025:

	Balance Outstanding (in thousands)	Contractual Weighted Avg Interest Rate	Maturity Range		Weighted Avg Remaining Term
			From	To
Excluding impact of derivative instruments:
Fixed-rate debt	$3,418,067	3.21%	Apr 2026	Feb 2035	4.4 years
Floating-rate debt	$2,565,000	5.74%	Jul 2029	Jan 2031	3.9 years

Including impact of derivative instruments:
Fixed-rate debt	$3,418,067	3.21%
Hedged floating rate debt	1,566,250	3.63%
Total fixed and hedged floating-rate debt	4,984,317	3.34%
Unhedged floating rate debt	998,750	5.74%
Total debt outstanding	$5,983,067	3.74%